Accrued Payroll - Officer (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 10, 2019	Jan. 14, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of common stock issued	1,125,000
Value of common stock issued					$ 360,000	$ 1,231,751
Chief Executive Officer [Member]
Accrued and unpaid payroll liability			600,817		534,933	291,360
Cash compensation			0		0
Officer [Member]
Payroll expense			$ 65,885	$ 59,895	243,573	217,800
Proceeds from related party debt					$ 0
Cash compensation						$ 3,500
Number of common stock issued		12,000,000				12,000,000
Value of common stock issued						$ 1,200